Capital and funding - Share capital (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2025	Dec. 07, 2025
Capital and funding
TMICC ordinary share of €3.50 each	€ 2,143
Authorised Share Capital	€ 2,143
Shares authorised	612,259,739
Nominal value per share	€ 3.5	€ 3.5